Unaudited Condensed Consolidated Statements of Changes in Equity (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of changes in equity [abstract]
Net of income taxes	¥ 0	¥ 0